Earnings per share	12 Months Ended
Dec. 31, 2017
Earnings Per Share
12. Earnings per share

Basic and diluted earnings per share are calculated by dividing the profit attributable to equity holders of the Group by the weighted average number of ordinary shares outstanding during the year.

The weighted average ordinary shares outstanding were 227,716,692, 227,716,692 and 236,180,071 for 2015, 2016 and 2017, respectively.

Prior to December 17, 2014, each American Depository Share (“ADS”) represented the right to receive four (4) ordinary shares, par value $0.00005 per share(the “Shares”), from December 18, 2014, the right to receive sixteen (16) Shares and from December 28, 2017, the right to receive forty-eight (48) Shares.